Proposed Public Offering - Additional Information (Details) - $ / shares		2 Months Ended	9 Months Ended
	Feb. 11, 2021	Dec. 31, 2020	Sep. 30, 2021	Jan. 24, 2021
Subsidiary or Equity Method Investee [Line Items]
Shares issued, price per share	$ 10.00	$ 10.00	$ 10.00
Purchase price of warrants		$ 11.50	$ 11.50	$ 11.50
Initial Public Offering
Subsidiary or Equity Method Investee [Line Items]
Stock issued during period new shares issued	34,500,000		34,500,000
Shares issued, price per share	$ 10.00		$ 10.00
Over-allotments
Subsidiary or Equity Method Investee [Line Items]
Stock issued during period new shares issued	4,500,000		4,500,000
Class A Common Stock | Initial Public Offering
Subsidiary or Equity Method Investee [Line Items]
Stock issued during period new shares issued		30,000,000
Shares issued, price per share		$ 10.00
Purchase price of warrants		$ 11.50	$ 11.50
Class A Common Stock | Over-allotments
Subsidiary or Equity Method Investee [Line Items]
Stock issued during period new shares issued		34,500,000